Stockholder's Deficit - Summary of Stock Option Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Number of Options Outstanding, Beginning Balance	173,750
Number of Options Outstanding, Granted	111,667 [1]	142,500
Number of Options Outstanding, Exercised
Number of Options Outstanding, Canceled		5,417
Number of Options Outstanding, Ending Balance	285,417	173,750
Number of Options Exercisable, Ending Balance	86,285
Weighted- Average Exercise Price Options Outstanding, Beginning Balance	$ 9.24
Weighted- Average Exercise Price Options Outstanding, Granted	4.71
Weighted- Average Exercise Price Options Outstanding, Exercised
Weighted- Average Exercise Price Options Outstanding, Canceled
Weighted- Average Exercise Price Options Outstanding, Ending Balance	7.47	$ 9.24
Weighted- Average Exercise Price Options Exercisable, Ending Balance	$ 11.79

[1]	Options granted under 2016 Stock Incentive Plan